Annual Fund Operating Expenses - Q3 All-Season Total Return Fund	Nov. 13, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2029
Q3 All-Season Total Return Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	1.55%	[1]
Net Expenses (as a percentage of Assets)	1.55%	[1],[2]

[1]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement” will not correlate to the ratio of expenses to the average net assets in the Fund’s Financial Highlights because the Fund’s Financial Highlights do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
[2]	Q3 Asset Management Corporation (the “Adviser”) has contractually agreed, until March 31, 2029, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; Acquired Fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business;) to an amount not exceeding 1.99% of the Institutional Class shares’, average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2029, this agreement may not be modified or terminated without the approval of the Fund’s Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”); provided, however, this agreement will terminate automatically as to the Total Return Fund if the Fund’s investment advisory agreement (the “Total Return Fund’s Advisory Agreement”) with the Adviser is terminated.